UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549
                             FORM 13F
                        FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2001

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding
                                              entries.

Institutional Investment Manager Filing this Report:

Name:     Institutional Capital Corporation
Address:  225 West Wacker Drive, Suite 2400
          Chicago, Illinois  60606

Form 13F File No:        28-16

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Robert J. Lukaszewicz
Title:         Vice President & Controller
Phone:         (312) 424-9100
Signature, Place, and Date of Signing:

/s/Robert J. Lukaszewicz      Chicago, Illinois   February 2, 2002
__________________________    __________________  ________________
     (Signature)                 (City/State)          (Date)

Report Type (Check only one.):

[ X ]     13F Holdings Report (Check here if all holdings of this
     reporting manager are reported in this report.)

[   ]     13F Notice (Check here if no holdings reported are in
     this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F Combination Report (Check here if a portion of the
     holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          62

Form 13F Information Table Value Total: $13,254,856 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
None




                           FORM 13F INFORMATION TABLE
INSTITUTIONAL CAPITAL
CORPORATION
FORM 13F
December 31, 2001
                                                                                              Voting Authority
                                 Title
                                  of              Value   Shares/     Sh/ Put/ Invst Otr
Name of Issuer                   Class CUSIP      (x1000) Prn Amt     Prn Call Dcrtn Mgr  Sole       Sh  None
------------------------------   ----- ---------  ------- ----------  --- ---- ----- ---  ---------  --  -------
AT&T Wireless Services Inc.      COM   00209A106  239,484  16,665,561 SH       Sole      15,898,761        766,800
Abbott Laboratories              COM   002824100  328,062   5,884,532 SH       Sole       5,574,982        309,550
Accenture Ltd.                   COM   G1150G111  102,153   3,794,699 SH       Sole       3,563,549        231,150
American Electric Power Co. Inc. COM   025537101  310,004   7,121,609 SH       Sole       6,761,009        360,600
BP Plc                           COM   055622104   12,072     259,550 SH       Sole         259,550
Bank One Corp.                   COM   06423A103  350,944   8,987,044 SH       Sole       8,527,544        459,500
Barclays PLC                     COM   0078201      6,585     198,900 SH       Sole         198,900
Bayerische Motoren Werke AG Or   COM   5756029      6,082     174,500 SH       Sole         174,500
Bristol Myers Squibb Co.         COM   110122108  326,666   6,405,214 SH       Sole       6,107,394        297,820
Canadian Pacific Railway Ltd.    COM   13645T100  126,459   6,485,098 SH       Sole       6,149,248        335,850
Caterpillar Inc.                 COM   149123101  200,062   3,828,931 SH       Sole       3,622,681        206,250
Cendant Corp.                    COM   151313103  185,303   9,449,394 SH       Sole       9,009,194        440,200
Citigroup Inc.                   COM   172967101  653,889  12,953,420 SH       Sole      12,342,267        611,153
Conoco Inc.                      COM   208251504  282,668   9,988,254 SH       Sole       9,536,454        451,800
Danske Bank A/S ADR              COM   236363107    6,452     402,100 SH       Sole         402,100
Diageo PLC ADR                   COM   25243Q205  353,710   7,644,486 SH       Sole       7,360,086        284,400
Electronic Data Systems Corp.    COM   285661104  361,882   5,279,101 SH       Sole       5,023,476        255,625
Entergy Corp.                    COM   29364G103  227,012   5,804,467 SH       Sole       5,491,517        312,950
Estee Lauder Companies Inc.      COM   518439104  171,384   5,345,724 SH       Sole       5,107,524        238,200
Fannie Mae                       COM   313586109  535,221   6,732,351 SH       Sole       6,423,201        309,150
FleetBoston Financial Corp.      COM   339030108  303,863   8,325,030 SH       Sole       7,904,130        420,900
Fortis NL ADR                    COM   34956J309    7,765     299,700 SH       Sole         299,700
GM Hughes Electronics Class H    COM   370442832  208,035  13,465,055 SH       Sole      12,764,455        700,600
Gannett Inc.                     COM   364730101  280,430   4,171,204 SH       Sole       3,903,628        267,576
General Dynamics Corp.           COM   369550108  270,530   3,396,913 SH       Sole       3,266,763        130,150
GlaxoSmithkline PLC ADR          COM   37733W105    7,002     140,550 SH       Sole         140,550
Groupe Bruxelles Lambert SA Or   COM   7097328     16,968     322,750 SH       Sole         322,750
HCA Inc.                         COM   404119109  294,255   7,635,055 SH       Sole       7,318,855        316,200
Hellenic Telecommunications Or   COM   423325307    6,264     822,000 SH       Sole         822,000
Household International Inc.     COM   441815107  371,375   6,409,645 SH       Sole       6,082,095        327,550
International Business Machine   COM   459200101  187,836   1,552,883 SH       Sole       1,460,558         92,325
Kerr McGee Corp.                 COM   492386107  169,671   3,096,194 SH       Sole       2,919,544        176,650
Kimberly Clark Corp.             COM   494368103  303,532   5,075,780 SH       Sole       4,826,155        249,625
Koninklijke Philips Electronic   COM   500472303  337,654  11,599,267 SH       Sole      11,016,493        582,774
Liberty Media Corp. Class A      COM   530718105  373,565  26,683,275 SH       Sole      25,536,125      1,147,150
Loews Corp.                      COM   540424108  285,732   5,159,494 SH       Sole       5,060,594         98,900
McDonald's Corp.                 COM   580135101  320,707  12,115,878 SH       Sole      11,341,378        774,500
MetLife Inc.                     COM   59156R108  479,632  15,139,893 SH       Sole      14,343,343        796,550
Nestle SA Sponsored Reg ADR      COM   641069406   11,297     211,900 SH       Sole         211,900
News Corp Ltd. Class A Sponsore  COM   652487802  278,519  10,526,061 SH       Sole      10,011,826        514,235
Northrop Grumman Corp.           COM   666807102  274,507   2,723,018 SH       Sole       2,628,218         94,800
Novartis AG Sponsored ADR        COM   66987V109    7,265     199,050 SH       Sole         199,050
Orient Express Hotels Ltd. Cl A  COM   G67743107    5,504     304,100 SH       Sole         304,100
PanCanadian Energy Corp.         COM   69831A107  217,878   8,379,905 SH       Sole       8,002,267        377,638
Phillips Petroleum               COM   718507106  284,294   4,717,786 SH       Sole       4,483,186        234,600
Republic Services Inc.           COM   760759100  129,620   6,490,774 SH       Sole       6,130,624        360,150
Roche Holdings Ltd. Sponsored A  COM   771195104    6,300      88,250 SH       Sole          88,250
SPX Corp.                        COM   784635104  158,247   1,155,934 SH       Sole       1,095,234         60,700
Schering Plough Corp.            COM   806605101  361,083  10,083,315 SH       Sole       9,544,115        539,200
Sears Roebuck & Co.              COM   812387108  268,083   5,627,252 SH       Sole       5,338,402        288,850
Solectron Corp.                  COM   834182107  135,132  11,979,825 SH       Sole      11,402,125        577,700
Suez ADR                         COM   864686100    7,545     239,300 SH       Sole         239,300
Swiss Re - Reg Ord Shrs          COM   7189816      6,167      61,300 SH       Sole          61,300
Target Corp.                     COM   87612E106  414,887  10,106,866 SH       Sole       9,627,591        479,275
Transocean Sedco Forex Inc.      COM   G90078109  180,166   5,327,196 SH       Sole       5,055,046        272,150
Tyco International Ltd.          COM   902124106  543,116   9,220,991 SH       Sole       8,775,266        445,725
UBS AG ADR                       COM   H8920M855      400       8,000 SH       Sole           8,000
UPM Kymmene Corp. ADR            COM   915436109    5,514     165,100 SH       Sole         165,100
Verizon Communications Inc.      COM   92343V104  377,466   7,953,364 SH       Sole       7,555,745        397,619
Vodafone Group PLC ADR           COM   92857W100    6,741     262,500 SH       Sole         262,500
Wells Fargo and Co.              COM   949746101  310,837   7,153,899 SH       Sole       6,793,849        360,050
Weyerhaeuser Co.                 COM   962166104  253,378   4,685,231 SH       Sole       4,451,656        233,575
REPORT SUMMARY                   62          13,254,856